Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories	5.Inventories The Group’s inventory balance of $3,822 as of December 31, 2018 is a finished drug product purchased from Tesaro Inc.(“Tesaro”) for distribution in Hong Kong.